Leases - Summary of Maturity Analysis, Contractual Undiscounted Cash Flows (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
2023	$ 753,444
2024	575,223
2025	457,263
2026	340,263
2027	194,593
2028 and thereafter	878,569
Total lease liabilities payments	3,199,355
Less: Imputed interest	(494,236)
Total operating lease liabilities	$ 2,705,119	$ 3,116,956